Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Services transferred at a point in time
Revenue from Online Education Services	$ 126,665	$ 786,876	$ 645,362
Revenue from Technological Development and Operation Services	943,686	413,457	234,972
Services transferred over time
Revenue from Online Education Services	4,058,931	4,235,209	4,087,481
Revenue from Technological Development and Operation Services	228,741	532,354	204,873
Total	$ 5,358,023	$ 5,967,896	$ 5,172,688